Balance Sheet Accounts and Supplemental Disclosures - Schedule of Property, Plant and Equipment (Parenthetical) (Detail) (Construction-in-progress [Member], USD $)
In Millions, unless otherwise specified
	May 31, 2013	Nov. 30, 2012
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Capitalized enterprise resource planning expenditures	$ 40.4	$ 23.4